LAND HELD FOR INVESTMENT	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Land Held For Investment
LAND HELD FOR INVESTMENT

7. Land Held for Investment

	04/30/2013	10/31/2012
Land held for investment
Land – Unimproved	$1,796,292	$2,245,214
Land – Commercial rental properties	4,603,176	4,603,176
	$6,399,468	$6,848,390

A portion of the decrease in land-unimproved was the result of a reclassification of 2,114 acres of raw land in Bear Creek and Buck Townships, Pennsylvania, to an asset held for sale. The remaining portion of the decrease was related to an impairment expense taken on 2.9 acres of land known as the Flower Field parcel.

5.  LAND HELD FOR INVESTMENT:

	10/31/2012	10/31/2011
Land held for investment
Land – Unimproved	$2,245,214	$2,245,312
Land – Commercial rental properties	4,603,176	4,603,176
Total land held for investment	$6,848,390	$6,848,488